PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 - PROPERTY AND EQUIPMENT

The following is a summary of property and equipment, less accumulated depreciation at the balance sheet dates:

	January 31, 2023	October 31, 2022

Leasehold improvements	$12,840	$12,840
Property and equipment	925,427	925,427
Total cost	938,267	938,267
Less accumulated depreciation	(624,691)	(586,327)
Net property and equipment	$313,576	$351,940

Depreciation expense for the three months ended January 31, 2023 and 2022 was $38,363 and $22,969, respectively.

NOTE 3 - PROPERTY AND EQUIPMENT

The following is a summary of property and equipment, less accumulated depreciation at the balance sheet dates:

	October 31, 2022	October 31, 2021

Leasehold improvements	$12,840	$12,840
Property and equipment	925,427	524,870
Total cost	938,267	537,710
Less accumulated depreciation	(586,327)	(422,528)
Net property and equipment	$351,940	$115,182

Depreciation expense for the years ended October 31, 2022 and 2021 was $163,799 and $88,516, respectively.